Common Stock Equivalents (Details) (USD $)	9 Months Ended
Sep. 30, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding	4,500,000
Options granted	870,665
Options exercised
Options forfeited/canceled	(150,000)
Options outstanding	5,220,665
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Options Weighted Avergae Exercise Price, Outstanding	$ 1.46
Options Weighted Average Exercise Price, Granted	$ 1.15
Options Weighted Average Exercise Price, Exercised
Options Weighted Average Exercise Price, Forfeited/canceled	$ 1.46
Options Weighted Avergae Exercise Price, Outstanding	$ 1.41